Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life	12 Months Ended
Dec. 31, 2023
Betterware [Member] | Customer relationships [Member]
Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	10 years
Betterware [Member] | Software [Member]
Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	3 years
Betterware [Member] | Brands and logo rights [Member] | Bottom of range [Member]
Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	10 years
Betterware [Member] | Brands and logo rights [Member] | Top of range [Member]
Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	30 years
JAFRA [Member] | Customer relationships [Member]
Material Accounting Policies (Details) - Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	12 years